Intangible Content Assets (Details Narrative) - Film and Content Rights - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets pledged against secured borrowings	$ 321,474	$ 321,872
De-recognition of financial assets	$ 14,795